UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: January 31, 2005

Date of reporting period: October 31, 2004

1

Item 1. Schedule of Investments.

Jacobs & Company Mutual Fund
Schedule of Investments at October 31, 2004 (Unaudited)

Shares	COMMON STOCKS: 60.10%	Market Value

	Aerospace/Defense: 8.47%
3,000	Honeywell International, Inc.	$ 101,040
2,000	L-3 Communications Holdings, Inc.	131,860
5,000	United Technologies Corp. #	464,100
		697,000

	Biotechnology: 0.34%
2,000	Nabi Biopharmaceuticals*	27,700

	Capital Markets: 1.31%
2,000	Merrill Lynch & Co., Inc.	107,880

	Commercial Banks: 4.75%
5,000	AmSouth Bancorp	131,950
6,000	First Horizon National Corp.	259,680
		391,630

	Computers & Peripherals: 1.73%
3,800	Dell, Inc.*#	133,228
100	International Business Machines Corp.	8,975
		142,203
	Electronic Equipment & Instruments: 0.77%
5,000	RAE Systems, Inc.*	34,850
4,000	Viisage Technology, Inc.*	28,920
		63,770

	Energy Equipment & Services: 6.31%
6,000	Rowan Companies, Inc.*	153,180
5,100	Tidewater, Inc. #	157,743
4,000	Weatherford International Ltd.* + #	209,040
		519,963

	Food Products: 4.29%
7,500	Dean Foods Co.*	223,875
12,100	Del Monte Foods Co.*	129,228
		353,103

	Healthcare Equipment & Supplies: 1.88%
3,500	Diagnostic Products Corp.#	154,525

	Industrial Conglomerates: 3.11%
7,500	General Electric Co.	255,900

	Insurance: 1.64%
5,000	Assurant, Inc.	134,900

	IT Services: 2.32%
3,500	Affiliated Computer Services, Inc. - Class A *	190,925

	Leisure Equipment & Products: 1.10%
3,000	Eastman Kodak Co.	90,840

	Machinery: 7.87%
5,500	Caterpillar, Inc. #	442,970
5,500	Pentair, Inc.#	205,590
		648,560

	Mining: 0.80%
1,500	Natural Resource Partners LP	66,240

	Multi-Utilities & Unregulated Power: 0.60%
10,000	Dynegy, Inc. - Class A*	49,300

	Oil & Gas: 3.82%
4,000	Apache Corp. #	202,800
2,500	BP Prudhoe Bay Royalty Trust	111,925
		314,725

	Pharmaceuticals: 1.65%
5,000	King Pharmaceuticals, Inc.*	54,550
4,500	Schering-Plough Corp.	81,495
		136,045

	Semiconductor & Semiconductor Equipment: 3.92%
3,000	Advanced Micro Devices, Inc. *#	50,460
2,000	Broadcom Corp. - Class A*	54,100
3,000	Cypress Semiconductor Corp.*	31,590
8,400	Intel Corp.	186,984
		323,134

	Semiconductor & Related Devices: 0.10%
7,500	Agere Systems, Inc. - Class B*	8,625

	Thirfts & Mortgage Finance: 3.32%
3,000	New York Community Bancorp, Inc.	55,080
5,000	Sovereign Bancorp, Inc.	108,250
4,000	Waypoint Financial Corp.	109,840
		273,170

	TOTAL COMMON STOCKS (Cost $4,810,856)	4,950,138

Shares	CONVERTIBLE PREFERRED STOCKS: 1.66%	Market Value

	Energy: 1.66%
10,500	The Williams Companies, Inc., 9.00%, 02/16/2005 Series	$ 136,920

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $141,263)	136,920

	PREFERRED STOCKS: 1.82%	Market Value

	Automobiles & Components: 1.82%
3,000	Ford Motor Co., 6.50%, 01/15/2032 Series	$ 149,970

	TOTAL PREFERRED STOCKS (Cost $149,386)	149,970

Principal
Amount	U.S. GOVERNMENT AGENCY: 19.51%

	Federal Home Loan Bank: 2.44%
$ 200,000	4.00%, 07/30/2013	200,649

	Federal Home Loan Mortgage Company: 1.88%
160,418	7.675%, 03/15/2034	154,734

	Government National Mortgage Association: 15.19%
238,576	6.00%, 09/15/2028	249,291
130,019	6.00%, 04/15/2029	135,764
150,195	6.00%, 11/15/2031	156,711
224,451	6.50%, 04/15/2029	238,071
210,590	6.50%, 06/15/2031	223,199
234,416	6.50%, 01/15/2032	248,455
		1,251,491

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,608,599)	1,606,874

	CORPORATE BONDS: 4.50%

	Chemicals: 3.24%
250,000	Lyondell Chemical Co., 10.875%, 05/01/2009	266,563

	Food: 1.26%
100,000	Nash Finch Co., 8.50%, 05/01/2008 (Series B)	103,375

	TOTAL CORPORATE BONDS (Cost $345,636)	369,938

	MUNICIPAL BONDS: 6.10%

	West Virginia: 6.10%
500,000	South Charleston, WV Pollution Control Revenue Bond
	7.625%, 08/01/2005	502,525

	TOTAL MUNICIPAL BONDS (Cost $500,000)	502,525

Shares	EXCHANGE TRADED FUNDS: 2.18%	Market Value

2,000	Energy Select Sector SPDR Fund	70,280
4,000	Materials Select Sector SPDR Trust	109,160

	TOTAL EXCHANGE TRADED FUNDS (Cost $179,610)	179,440

	CALL OPTIONS PURCHASED: 0.48%

Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

	First Horizon National Corp.
20	Expiration February 2005, Exercise Price $45.00	$ 1,900
	Honeywell International, Inc.
40	Expiration March 2005, Exercise Price $32.50	10,600
	KeyCorp.
40	Expiration March 2005, Exercise Price $30.00	15,200
	L-3 Communications Holdings, Inc.
10	Expiration January 2005, Exercise Price $60.00	7,000
	National City Corp.
60	Expiration January 2005, Exercise Price $40.00	5,100

	TOTAL CALL OPTIONS PURCHASED (Cost $41,550)	39,800

	SHORT-TERM INVESTMENTS: 3.24%	Market Value

266,401	SEI Daily Income Treasury Government - Class B	266,401

	TOTAL SHORT-TERM INVESTMENTS (Cost $266,401)	266,401

	Total Investments in Securities (Cost $8,043,301): 99.59%	8,202,006
	Call Options Written: (1.07%)	(87,908)
	Cash and Other Assets in Excess of Liabilities: 1.48%	121,903
	Net Assets: 100.00%	$ 8,236,001

* Non-income producing security.
+ U.S. traded security of a foreign issuer.
# Security is subject to written call option.
SPDR - Standard & Poor's Depository Receipts

SCHEDULE OF CALL OPTIONS WRITTEN
at October 31, 2004 (Unaudited)

Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

	Advanced Micro Devices, Inc.
30	Expiration January 2005, Exercise Price $17.50	$ (3,150)
	Apache Corp.
40	Expiration January 2005, Exercise Price $50.00	(12,000)
	Caterpillar, Inc.
34	Expiration January 2005, Exercise Price $80.00	(13,600)
21	Expiration January 2005, Exercise Price $85.00	(3,885)
	Dell, Inc.
38	Expiration November 2004, Exercise Price $35.00	(3,420)
	Diagnostic Products Corp.
35	Expiration March 2005, Exercise Price $45.00	(9,800)
	Pentair, Inc.
55	Expiration February 2005, Exercise Price $35.00	(18,425)
	Tidewater, Inc.
27	Expiration January 2005, Exercise Price $30.00	(6,345)
23	Expiration January 2005, Exercise Price $35.00	(1,208)
	United Technologies Corp.
25	Expiration February 2005, Exercise Price $95.00	(6,875)
	Weatherford International Ltd. +
40	Expiration November 2004, Exercise Price $50.00	(9,200)

	Total Call Options Written (Proceeds $70,678)	$ (87,908)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.